Cover	Sep. 09, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2024
Entity File Number	001-35814
Entity Registrant Name	HARROW, INC.
Entity Central Index Key	0001360214
Entity Tax Identification Number	45-0567010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1A Burton Hills Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	(615)
Local Phone Number	733-4730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HROW
Security Exchange Name	NASDAQ
8.625% Senior Notes due 2026
Entity Addresses [Line Items]
Title of 12(b) Security	8.625% Senior Notes due 2026
Trading Symbol	HROWL
Security Exchange Name	NASDAQ
11.875% Senior Notes due 2027
Entity Addresses [Line Items]
Title of 12(b) Security	11.875% Senior Notes due 2027
Trading Symbol	HROWM
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	102 Woodmont Blvd.
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37205